Summarizes Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Match funded advances	$ 1,446,091
Other assets	39,291
Total assets	1,485,382
Match funded liabilities	1,250,912
Other liabilities	1,964
Total liabilities	$ 1,252,876